Related party and Employee transactions (Details)			12 Months Ended					16 Months Ended	34 Months Ended		12 Months Ended		34 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Director [Member] USD ($)	Dec. 31, 2011 Director [Member] USD ($)	Dec. 31, 2010 Director [Member] USD ($)	Dec. 31, 2012 Yong Cui [Member] USD ($)	Dec. 31, 2011 Yong Cui [Member] USD ($)	Apr. 30, 2012 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] CNY	Dec. 31, 2012 Omer Ozden [Member] USD ($)	Dec. 31, 2011 Omer Ozden [Member] USD ($)	Feb. 14, 2010 Renewed Consulting Agreement [Member] USD ($)	Feb. 14, 2010 Renewed Consulting Agreement [Member] CNY
Related Party Transaction [Line Items]
Advances to employees	$ 133,377	$ 20,750
Related Party Transaction, Amounts of Transaction			$ 3,078,519	$ 2,261,501	$ 990,309	$ 1,050,000	$ 150,000	$ 600,000	$ 30,735	240,000	$ 88,874	$ 0	$ 77,382	500,000